Significant Accounting Policies - Shipping and Handling costs, Advertising expenses, Research and Development (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Shipping and handling costs			$ 214	$ 227
Advertising expense	$ 376	$ 270	650	597
Research and development expense	$ 792	$ 575	$ 11,928	$ 3,589